Segment reporting	6 Months Ended
Mar. 31, 2024
Segment reporting
Segment reporting

Note 20 – Segment reporting

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments, and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker makes operating decisions and assesses performance solely based on activated carbon sales orders received. In addition, the production of activated carbon and the biomass electricity are one integrated process and inseparable. Therefore, the Company has determined that it has only one operating segment and therefore one reportable segment as defined by ASC.

The following table presents revenue by major product categories for the six months ended March 31, 2024 and 2023, respectively:

	For the six months ended March 31,
	2024	2023
Activated carbon	$31,285,396	$22,655,110
Biomass electricity	-	20,007
Total	$31,285,396	$22,675,117

All of the Company’s long-lived assets are located in the PRC. All of the Company’s products are sold in the PRC.